Patents (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2016	Jun. 30, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets [Table Text Block]	Patents consist of the following:
	As of December 31,	As of June 30,
	2016	2016

Patents	$880,000	$880,000
Less accumulated amortization	(596,000)	(583,000)
Patents, net	$284,000	$297,000

Patents consist of the following:
	June 30,
	2016	2015

Patents	$880,000	$880,000
Less accumulated amortization	(583,000)	(251,000)

Patents, net	$297,000	$629,000